Financial Instruments - Summary of Disclosure in Tabular Form of Movement Recognized in Other Comprehensive Income Cash Flow Hedges (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
(Loss) / gain in the year / period	£ 1.5	£ (0.6)	£ (0.1)	£ 0.7
Recycled to profit and loss	(0.4)	0.2	0.0	0.0
(Loss) / gain recognized in other comprehensive income / (expense)	£ 1.1	£ (0.4)	£ (0.1)	£ 0.7